             As filed with the Securities and Exchange Commission
                               on June 10, 1999
                     Registration No. 333-74283; 811-09255

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                           ------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]

Pre-Effective Amendment No. ___                                              [_]

Post-Effective Amendment No. 2                                               [X]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]

Amendment No. 4                                                              [X]

                           ________________________

                          WELLS FARGO VARIABLE TRUST
        (Exact Name of Registrant as specified in Certificate of Trust)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)

                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[_]   Immediately upon filing pursuant to Rule 485(b), or

[_]   on _________ pursuant to Rule 485(b)

[_]   60 Days after filing pursuant to Rule 485(a)(1), or

[_]   on _________ pursuant to Rule 485(a)(1)

[X]   75 days after filing pursuant to Rule 485(a)(2), or

[_]   on _________ pursuant to Rule 485(a)(2)


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Wells Fargo Variable Trust
                          --------------------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives and Principal Strategies
                Important Risks
3               Summary of Expenses
4               See Individual Fund Summaries
                Objectives and Principal Strategies
                General Investment Risks
5               Not Applicable
6               Organization and Management of the Funds
7               Investing in the Funds
                Pricing Fund Shares
8               Dividends and Distributions
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
12              Investment Restrictions
                Additional Permitted Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

     This Post-effective Amendment No. 2 to the Registration Statement of Wells Fargo Variable Trust is being filed to register the Asset Allocation, Equity Value, Growth, Income Equity, International Equity, and Money Market Funds.

                                                                 August 24, 1999

Front Cover

       Wells Fargo Variable Trust
       Prospectus

Asset Allocation Fund         Please read this prospectus and keep it for future
                              reference. It is designed to provide you with
Equity Income Fund            important information and to help you decide if a
                              a Fund's goals match your own.

Equity Value Fund

Growth Fund                   These securities have not been approved or
                              disapproved by the Securities and Exchange
International Equity Fund     Commission ("SEC") nor has the SEC passed upon the
                              accuracy or adequacy of this Prospectus. Any
Money Market Fund             representation to the contrary is a criminal
                              offense.

                              Fund shares are NOT deposits of Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents

Overview
This section contains important    Objectives and Principal Strategies
summary information about the      Important Risks
Funds.

--------------------------------------------------------------------------------
The Funds
                                   Asset Allocation Fund
                                   Equity Income Fund
This section contains important    Equity Value Fund
information about the individual   Growth Fund
Funds.                             International Equity Fund
                                   Money Market Fund

                                   General Investment Risks
                                   Organization and Management of the Funds

--------------------------------------------------------------------------------
Your Investment

Turn to this section for           Investing in the Funds
information on your investments    Other Information
including how to buy and sell
Fund shares.

--------------------------------------------------------------------------------

                                   Glossary

                   WELLS FARGO VARIABLE TRUST FUNDS OVERVIEW

Asset Allocation Fund

Objective
Seeks long-term total return, consistent with reasonable risk.

Principal Strategy
We allocate and reallocate assets among common stocks, U.S. Treasury bonds and money market instruments. We invest in asset classes that we believe are undervalued in order to achieve better long-term, risk-adjusted returns.

Equity Income Fund

Objective
Seeks long-term capital appreciation and above-average dividend income.

Principal Strategy
We invest in the common stocks of large, high quality domestic companies with above-average return potential and above-average dividend income. We consider "large" companies to be those whose market capitalization is greater than the median of the companies in the Russell 1000 Index, which is considered a mid- to large-capitalization index.

Equity Value Fund

Objective
Seeks to provide investors with above-average capital appreciation.

Principal Strategy
We invest in equity securities that we believe are undervalued in relation to the overall stock markets..

Growth Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in equity securities of domestic and foreign companies whose market capitalization falls within the range of the Russell 1000 Index, which is considered a mid- to large-capitalization index. We buy stocks of companies that have a strong earnings growth trend and above-average prospects for future growth, or that we believe are undervalued.

International Equity Fund

Objective
Seeks long-term capital appreciation.

Principal Strategy
We invest in common stock of high-quality companies based outside of the United States.

Money Market Fund

Objective
Seeks to provide investors with a high level of income, while preserving capital and liquidity.

Principal Strategy
We invest in U.S. dollar-denominated, high quality money market instruments and repurchase agreements.

Summary Of Important Risks

 This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus, under General Investment Risks beginning on page __ and in the Funds' Statement of Additional Information. An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee it will be able to do so.

 Common Risks for the Funds

 Equity Securities. The Funds other than the Money Market Fund invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

 Debt Securities. The Funds may invest some, or in the case of the Money Market Fund, all, of their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Fund-Specific Risks

 Asset Allocation Fund
 The Fund uses an investment model that seeks undervalued asset classes. There is no guarantee that the model will make accurate determinations or that an asset class we believe is undervalued will perform as expected.

 Equity Value Fund
 There is no guarantee that securities selected as "undervalued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value approach may be more volatile and less liquid than other comparable securities.

 Growth Fund
 This Fund is primarily subject to the equity securities risks described in the Common Risks section, above. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.

 Equity Income Fund
 Stocks selected for their high dividend income may be more sensitive to interest rate changes than other stocks. This Fund is primarily subject to the equity securities risks described in the Common Risks section, above.

 International Equity Fund
 Foreign company stocks involve special risks, including generally higher commission rates, political, social and monetary or diplomatic developments that could effect U.S. investments in foreign countries. Emerging market countries may experience increased political instability, and are often dependent on international trade, making them more vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes.

 Money Market Fund
 Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so.

Performance History

The Funds in this prospectus will commence operation in September 1999, and have not included a bar chart showing total return information because they have not been in operation for a full calendar year.

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies
What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
What are key risk factors for the Fund? They include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

Words appearing in italicized print are defined in the Glossary.

Asset Allocation Fund

Investment Objective
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

Investment Policies
We allocate and reallocate assets among common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

Permitted Investments
The asset classes we invest in are:

 .  Stock Investments -- We invest in common stocks to replicate the S&P 500
   Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index;
 . Bond Investments -- We invest in U.S. Treasury Bonds to replicate the holdings of the Lehman Brothers 20+ Bond Index. Bonds in this Index have remaining maturities of twenty years or more; and
 . Money Market Investments -- We invest this portion of the Fund in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

In addition, under normal market conditions, we may invest:

 . In call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds;
 . In interest rate and index swaps; and . Up to 25% of total assets in foreign obligations qualifying as money market investments.

We manage the allocation of investments in the Fund's portfolio assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation but rather is a design feature that is intended to set a level of risk tolerance for the Fund. The allocation model that we use to manage this Fund allocates assets towards or away from the normal allocation on the basis of changing market conditions.

We are not required to keep a minimum investment in any of the three asset classes described above, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time.

Important Risk Factors
Foreign obligations may entail additional risks, such as currency, political, regulatory and diplomatic risks, which are described in more detail in the General Investment Risks section below. The value of investments in options on stock indexes and stock index futures is affected by price movements for the stocks in a particular index, rather than price movements for an individual security.

You should consider the Common Risks on page __, the General Investment Risks beginning on page __ and the specific risks listed here. They are all important to your investment choice.

Equity Value Fund

Investment Objective
The Equity Value Fund seeks to provide investors with long-term capital appreciation.

Investment Policies
We seek long-term capital appreciation by investing in a diversified portfolio composed primarily of equity securities that are trading at low price-to-earnings ratios, as measured against the stock market as a whole or against the individual stock's own price history. In addition we look at the price-to-book value and price-to-cash flow ratios of companies for indications of attractive valuation. We use both quantitative and qualitative analysis to identify possible investments. Dividends are a secondary consideration when selecting stocks. We may purchase particular stocks when we believe that a history of strong dividends may increase their market value.

Permitted Investments
Under normal market conditions, we invest:

 . primarily in common stocks of both large, well-established companies and smaller companies with market capitalization exceeding $50 million at the time of purchase;
 .  in debt instruments that may be converted into the common stock of both U.S.
   and foreign companies; and
 .  up to 25% of our assets in foreign companies through American Depositary
   Receipts and similar instruments.

We may also purchase convertible debt securities with the same characteristics as common stock, as well as in preferred stock and warrants. We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders. During such periods, the Fund may not achieve its objective of long term capital appreciation.

Important Risk Factors
There is no guarantee that securities selected as "undervalued" will perform as expected. Stocks of smaller, medium-sized and foreign companies purchased using the value approach may be more volatile and less liquid than other comparable securities.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Portfolio Managers
 .  Rex Wardlaw, CFA
   Has managed the Equity Value Fund since January 1997, and has been with Wells Fargo/Wells Capital Management since 1986. Since 1993, Mr. Wardlaw has managed investment funds, pension assets, and private accounts for Wells Fargo Bank/Wells Capital Management. Prior to 1993 he was an investment analyst specializing in several equity market sectors, including utilities, transportation, basic industries and Capital goods. Mr. Wardlaw leads the Value Equity Investment Team, managing portfolios and directing the research effort. He has over ten years of investment management experience.

 .  Allen Wisniewski, CFA
   Has co-managed the Equity Value Fund since September 1996, and has been with Wells Fargo/Wells Capital Management since 1987. Mr. Wisniewski has over ten years of equity and balanced portfolio investment management experience.

 .  Gregg Giboney, CFA
   Has co-managed the Equity Value Fund since August 1998, and has been with Wells Fargo/Wells Capital Management as a member of the Value Equity Team providing security analysis and portfolio management since 1996. Mr. Giboney was with First Interstate Capital Management prior to 1996 in various capacities, including fixed-income trading, derivatives management, equity analysis, stable value asset management and as a portfolio manager for personal, institutional and trust accounts.

Growth Fund

Investment Objective
The Growth Fund seeks long-term capital appreciation.

Investment Policies
We seek long-term capital appreciation by investing primarily in common stocks and other equity securities and we look for companies that have a strong earnings growth trend that we believe have above-average prospects for future growth. We focus our investment strategy on larger capitalization stocks.

Permitted Investments
Under normal market conditions, we invest:

 .  at least 65% of our total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;
 . the majority of our total assets in issues of companies with market capitalization that falls within, but towards the higher end of, the range of the Russell 1000 Index, an index comprised of the 1,000 largest U.S. companies based on total market capitalization, that is considered a mid-capitalization index (As of March 31, 1999, this range was from $20 million to $452 billion. The range is expected to change frequently); and
 .  up to 25% of our total assets in foreign companies through American
   Depositary Receipts and similar instruments.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government Obligations, shares of other mutual funds and repurchase agreements, or make short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
This Fund is primarily subject to the risks associated with equity securities, including foreign equity and mid-capitalization equity securities, described in the Common Risks section. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.

You should consider the Common Risks on page ___, and the General Investment Risks beginning on page ___. They are all important to your investment choice.

Portfolio Manager
 .  Kelli Hill
   Principal - Core Equity Team Leader
   Will manage the Growth Fund upon inception, and has been with Wells Fargo/Wells Capital Management ("WCM") since 1987. Ms. Hill is the Core Equity Team Leader, providing portfolio management and fundamental security analysis for the team. She has over twelve years of equity investment management experience.

Equity Income Fund

Investment Objective
The Equity Income Fund seeks long-term capital appreciation and above-average dividend income.

Investment Policies
We invest primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. We primarily emphasize investments in securities of companies with above-average dividend income. We use various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. We consider large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

Permitted Investments
Under normal market conditions, we invest:

 . at least 65% of our total assets in equity securities; and . in issues of companies with market capitalization greater than the median of the Russell 1000 Index (as of March 31, 1999, this median was approximately $3.7 billion; the median is expected to change frequently).

We may invest in preferred stocks, convertible securities, and securities of foreign companies. We will normally limit our investment in a single issuer to 10% or less of our total assets.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government Obligations, shares of other mutual funds and repurchase agreements, or make short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective.

Important Risk Factors
Stocks selected for their high dividend yields may be more sensitive to interest rate changes than other stocks. There can be no assurance that the stocks that the advisor believes are undervalued will appreciate in value. Stocks of foreign companies selected for the Fund may be more volatile and less liquid than other securities.

You should consider the Common Risks on page ___, the General Investment Risks beginning on page ___ and the specific risks listed here. They are all important to your investment choice.

Portfolio Managers
 .  David L. Roberts, CFA
   Will manage the Equity Income Fund upon inception. Mr. Roberts joins WCM from Norwest Investment Management, Inc. ("NIM") where he had managed portfolios for NIM or its affiliates since 1972. He has over twenty-six years of investment management experience.

 .  Gary J. Dunn, CFA
   Will co-manage the Equity Income Fund upon inception. Mr. Dunn joins WCM from NIM, and had been associated with NIM or its affiliates since 1979. He has approximately twenty years of investment management experience.

International Equity Fund

Investment Objective
The International Equity Fund seeks to earn total return, with an emphasis on capital appreciation, over the long-term, by investing primarily in equity securities of non-U.S. companies.

Investment Policies
We actively manage a diversified portfolio of equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world. We expect that the securities we hold will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the United States.

We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth. The financial data we examine includes both the company's historical performance results and its projected future earnings. Among other key criteria we consider are a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment.

Permitted Investments
Under normal market conditions, we invest:

 .  at least 80% of our assets in equity securities of companies located or operating outside the U.S.;
 .  in a minimum of five countries exclusive of the U.S.;
 .  up to 50% of our assets in any one country;
 .  up to 25% of our portfolio in emerging markets;
 . in issuers with an average market capitalization of $10 billion or more, although we may invest in equity securities of issuers with market capitalization as low as $250 million; and
 . in equity securities including common stocks, and preferred stocks, and in warrants, convertible debt securities, ADRs, GDRs (and similar instruments) and shares of other mutual funds.

Although it is not our intention to do so, we reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and forward foreign currency contracts.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. We may also, for defensive purposes, invest without limit in cash, short-term debt and equity securities of U.S. companies when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of capital appreciation.

Important Risk Factors
Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

You should consider the Summary of Important Risks on page __, the General Investment Risks beginning on page __, and the specific risks listed above. They are all important to your investment choice.

Portfolio Managers
 .  Katherine Schapiro, CFA
   Has co-managed the International Equity Fund since it commenced operations in September 1997, and has been with Wells Fargo/Wells Capital Management as a portfolio manager since 1992. Ms. Schapiro has over eighteen years of domestic and international equity investment management experience. She is President of the Security Analysts of San Francisco.

 .  Stacey Ho, CFA
   Has co-managed the International Equity Fund since it commenced operations in September 1997, and has been with Wells Capital Management since early 1997. In 1995 and 1996 she was an international equity portfolio manager at Clemente Capital Management, and from 1990 to 1995 she managed Japanese and U.S. equity portfolios for Edison International. Ms. Ho has over nine years of international equity investment management experience,

Money Market Fund

Investment Objective
The Money Market Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high quality, short-term instruments.

Investment Policies
We actively manage a portfolio of U.S. dollar-denominated, high quality money market instruments, including debt obligations with remaining maturities of 397 days (13 months) or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investments including, for example, repurchase agreements.

Permitted Investments
Under normal market conditions, we invest in:

 .  commercial paper rated at the date of purchase as "P-1" by Moody's or "A-1+"
   or "A-1" by S&P;
 .  negotiable certificates of deposits and banker's acceptances;
 .  repurchase agreements;
 .  U.S. Government obligations;
 .  short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks;
 .  municipal obligations; and
 .  share of other money market funds.

Important Risk Factors
There is no guarantee that we will be able to maintain a $1.00 per share net asset value. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. No government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider both the General Investment Risks listed on page __ and the specific risks listed above. They are both important to your investment choice.

Portfolio Manager

[To be inserted]

General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including Wells Fargo Variable Trust Funds. Certain common risks are identified in the Summary of Important Risks on page ___. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .    We cannot guarantee that we will meet our investment objectives. With respect to the Money Market Fund, we cannot guarantee that we will be able to maintain a $1.00 per share net asset value.

 .    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself, does not constitute a complete investment plan.

 .    The Funds that invest in smaller companies, foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

 .    The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

 .    The Funds, except the Money Market Fund, may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .    The Funds also may invest a portion of their assets in GNMAs, FNMAs and
     FHLMCs. Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing entity, is offered to invest through securities dealers. Mortgage-backed securities are subject to prepayment risk, which can alter the maturity of the securities and also reduce the rate of return on such investments. Collateralized mortgage obligations ("CMOs") represent principal-only and interest-only portions of such securities that are subject to increased interest-rate and credit risk.

 .    The International Equity Fund may enter into forward currency exchange contracts ("forward contracts") to try to reduce currency exchange risks to the Fund from foreign securities investments. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions:

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer maturities.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities..

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will prepay mortgage loans, which can alter the maturity of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

     --------------------------------------------------------------------------
     Investment Practice                                         Risk
     --------------------------------------------------------------------------
     Floating and Variable Rate Debt

     Instruments with interest rates that are adjusted either    Interest Rate
     on a schedule or when an index or benchmark changes.        Credit Risk
     --------------------------------------------------------------------------
     Repurchase Agreements

     A transaction in which the seller of a security agrees to   Credit and
     buy back a security at an agreed upon time and price,       Counter-Party
     usually with interest.
     --------------------------------------------------------------------------

     Other Mutual Funds

     The temporary investment in shares of another mutual        Market Risk
     fund.  A pro rata portion of the other fund's expenses,
     in addition to the expenses paid by the Funds, will be
     borne by Fund shareholders.
     --------------------------------------------------------------------------
     Foreign Securities

     Securities issued by a non-U.S. company or debt of a        Information,
     foreign government in the form of an American               Political,
     Regulatory, Diplomatic, Depositary Receipt or similar       Liquidity
     instrument.                                                 Liquidity and
                                                                 Currency
     --------------------------------------------------------------------------
     Privately Issued Securities

     Securities that are not publicly traded but which may be    Liquidity Risk
     resold in accordance with Rule 144A of the Securities
     Act of 1933.
     --------------------------------------------------------------------------
     Loans of Portfolio Securities

     The practice of loaning securities to brokers, dealers and  Credit,
     financial institutions to increase return on those          Counter-Party
     securities.  Loans may be made up to 1940 Act limits        and Leverage
     (currently 33 1/3% of total assets).                        Risk
     --------------------------------------------------------------------------
     Borrowing Policies

     The ability to borrow from banks for temporary purposes     Leverage Risk
     to meet shareholder redemptions.
     --------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Practice                                         Risk
--------------------------------------------------------------------------------
Illiquid Securities                                         Liquidity Risk

A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair price.
Limited to 15% of total assets.
--------------------------------------------------------------------------------

Options

The right or obligation to receive or deliver a security    Credit, Information
or cash payment depending on the security's price or the    and Liquidity Risk
performance of an index or benchmark.  Types of
options used may include:  options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.
--------------------------------------------------------------------------------
Emerging Markets

Investments in companies located or operating in
countries considered developing or to have "emerging"
stock markets.  Generally, these investments have the
same type of risks as foreign securities, but to a higher
degree.  Limited to [15%] of total assets for the Funds.
--------------------------------------------------------------------------------
Forwarding Commitments, When-Issued Securities

Delayed Delivery Transactions                               Interest Rate,
Securities bought or sold for delivery at a later date or   Leverage, Credit and
bought or sold for a fixed price at a fixed date.           Experience Risk
--------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities

Securities consisting of an undivided fractional            Interest Rate,
interests in pools of consumer loans, such as mortgage      Credit, Prepayment
loans, car loans, credit card debt, or receivables held in and Experience Risk trust.
--------------------------------------------------------------------------------
High Yield Securities

Debt securities of lower quality, also known as "junk       Interest Rate and
bonds,"  that produce generally higher rates of return.     Credit Risk
These securities tend to be more sensitive to economic
conditions and during sustained periods of rising
interest rates, may experience increased interest and/or
principal defaults.
--------------------------------------------------------------------------------
Stripped Obligations

Securities that give ownership to either future payments of Interest Rate Risk interest or a future payment of principal, but not both.
These securities tend to have greater interest rate
sensitivity than conventional debt obligations.  Each Fund
may invest up to [20%] of assets in interest-only or
principal-only obligations, or a combination thereof.
--------------------------------------------------------------------------------
Loan Participations

Debt obligations that represent a portion of a larger       Credit Risk
loan made by a bank.  Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.
Limited to [5%] of total assets.
--------------------------------------------------------------------------------

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Variable Trust
Wells Fargo Variable Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. The Funds are available for purchase through certain variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by the separate accounts of Participating Insurance Companies. Individual holders of VA Contracts and VLI Policies are not the "shareholders" of or "investors" in the Funds. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. The Trust currently does not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses. In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

  -----------------------------------------------------------------------------
                                 SHAREHOLDERS
  -----------------------------------------------------------------------------
                                      .

                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
  -----------------------------------------------------------------------------
     Advise current and prospective shareholders on their Fund investments
  -----------------------------------------------------------------------------

                                      .

  -----------------------------------------------------------------------------
                                                                TRANSFER
    DISTRIBUTOR                   ADMINISTRATOR                   AGENT
  -----------------------------------------------------------------------------

   Stephens Inc.               Wells Fargo Bank, N.A.           BFDS, Inc.
   111 Center St.                  525 Market St.            Two Heritage Drive
  Little Rock, AR                 San Francisco, CA             Quincy, MA
 Markets the Funds and              Manages the               Maintains records
  distributes shares              Funds' business               of shares and
                                    activities                 supervises the
                                                             paying of dividends
  -----------------------------------------------------------------------------
                                       .

                            INVESTMENT SUB-ADVISORS
  -----------------------------------------------------------------------------
     Wells Capital Management, Inc.             Barclay's Global Fund Advisors
           525 Market St.                                45 Fremont St.
          San Francisco, CA                             San Francisco, CA
  Manages the Funds' investment activities       Manages the Asset Allocation
                                                 Fund's investment activities
  -----------------------------------------------------------------------------
                                       .

        INVESTMENT ADVISOR                                 CUSTODIAN
  -----------------------------------------------------------------------------
      Wells Fargo Bank, N.A.                      Norwest Bank Minnesota, N.A.
  525 Market St., San Francisco, CA                   6th St. & Marquette,
                                                         Minneapolis, MN
    Manages the Funds' investment                 Provides safekeeping for the
                                                               Funds'
             activities                                        assets
  -----------------------------------------------------------------------------

                                      .

  -----------------------------------------------------------------------------
                               BOARD OF TRUSTEES
  -----------------------------------------------------------------------------
                       Supervises the Funds' activities
  -----------------------------------------------------------------------------

The Investment Advisor
Wells Fargo Bank, N.A. provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo Bank and its affiliates provided advisory services for over $202 billion in assets.

For providing these services, Wells Fargo Bank is entitled to receive the following fees:

               ---------------------------------------------
               Asset Allocation Fund                     .55%
               ---------------------------------------------
               Equity Income Fund                        .55%
               ---------------------------------------------
               Equity Value Fund                         .55%
               ---------------------------------------------
               Growth Fund                               .55%
               ---------------------------------------------
               International Equity Fund                 .75%
               ---------------------------------------------
               Money Market Fund                         .40%
               ---------------------------------------------

The Sub-Advisors
Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A., is the sub-advisor for the Funds (except the Asset Allocation Fund). In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of December 31, 1998, WCM provided advisory services for over $39 billion in assets.

Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for the Asset Allocation Fund. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of January 31, 1999, BGFA managed or provided investment advice for assets aggregating in excess of $27 billion.

The Administrator
Wells Fargo Bank provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

The Distributor
Stephens, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Trust pursuant to which Stephens has the responsibility for distributing shares of the Funds.

Distribution Plan
We have adopted a distribution plan pursuant to Rule 12b-1 for each Fund. The plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses, annual and semi-annual reports, and other materials to shareholders. For these services each Fund pays up to 0.25% of its annual net assets.

Investing in the Funds
The Funds are available for purchase through certain VA Contracts and VLI Policies offered by the separate accounts of Participating Insurance Companies. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA Contracts and VLI Policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA Contracts and VLI policies. Please refer to the prospectus provided by your selling agent for more detailed information describing the separate accounts.

The Trust does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA Contracts or VLI Policies. These fees and charges are described in the Participating Insurance Companies' prospectuses.

Should any conflict between VA Contract and VLI Policy holders arise which would require that a substantial amount of net assets be withdrawn from a Fund of the Trust, orderly portfolio management could be disrupted to the potential detriment of the VA Contract and VLI Policy holders.

Dividends and Distributions
Each Fund is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to its shareholders. Dividends and distributions are automatically reinvested on the payment date for each shareholder's account in additional shares of the Fund that paid the dividend or distribution at NAV or are paid in cash at the election of the Participating Insurance Company.

The Funds in this Prospectus pay dividends, if any, periodically, and make any capital gains distributions at least annually. Participating Insurance Companies will be informed by January 31 about the amount and character of dividends and distributions.

Taxes

The following discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting a Fund and Participating Insurance Companies as its shareholders. You should consult your own tax advisor and refer to the prospectus provided by your selling agent to determine your tax consequences of your investment in a VA Contract or VLI Policy. Further federal income tax considerations are discussed in the SAI.

We will pass on to Participating Insurance Companies net investment income and any net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) earned by a Fund as dividend distributions taxable to them as ordinary income. We will pass on to Participating Insurance Companies any net capital gain (generally, the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as capital gain distributions. In general, these distributions will be taxable to them as long-term capital gain.

In general, all distributions from a Fund are taxable to Participating Insurance Companies when paid, even though such distributions are automatically reinvested in additional Fund shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of each year, Participating Insurance Companies will be notified as to the federal income tax status of your distributions from a Fund during the year.

Redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of exchanges) and the amount paid (or are deemed to have paid) for them.

Pricing Fund Shares:
 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 .    We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class' liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    For the Money Market Fund, we process requests to buy or sell shares each business day at 9:00 a.m. (Pacific time)/11:00 p.m. (Central time).

 .    For the other Funds, we process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the close are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Glossary

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Hedge
Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Moody's
A nationally recognized ratings organization.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Nationally Recognized Rating Organization (NRRO)
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time)/3:00 p.m. (Central time).

Options
An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital
The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability
The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Price-to-Earnings Ratio
The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An index comprised of 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P
Standard and Poors, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy
A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants
The right to buy a stock at a set price for a set time.

Weighted-Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Back Cover

WELLS FARGO VARIABLE TRUST

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-[680-8920], or

Write to:
Wells Fargo Variable Trust
PO Box 7066
San Francisco, CA 94120-7066

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC 20549-6009
(call:  1-800-SEC-0330 for details)

ICA Reg. No. 811-9255 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE WFVT P (8/99)

                          WELLS FARGO VARIABLE TRUST
                                 800-680-8920

                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED AUGUST 24, 1999

                             ASSET ALLOCATION FUND
                              EQUITY INCOME FUND
                               EQUITY VALUE FUND
                                  GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                               MONEY MARKET FUND

  Wells Fargo Variable Trust (the "Trust") is an open-end series investment company. This Statement of Additional Information ("SAI") contains additional information about six of the series of the Trust -- the Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund and Money Market Fund (each, a "Fund" and collectively, the "Funds"). The investment objective of each Fund is described in the Prospectus.

  This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 24, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling (800) 780-7743 or by writing to Fortis Benefits Insurance Company, P.O. Box 64272, St. Paul, MN 55164; or by calling (800) 680-8920 or by writing to American Skandia, P.O. Box 883, Shelton, Connecticut 06484-0883, Attn: Wells Fargo Variable Annuity Administration.

                               TABLE OF CONTENTS

  Historical Fund Information........................................
  Investment Restrictions............................................
  Additional Permitted Investment Activities and Associated Risks....
  Management.........................................................
  Performance Calculations...........................................
  Determination of Net Asset Value...................................
  Additional Purchase and Redemption Information.....................
  Portfolio Transactions.............................................
  Fund Expenses......................................................
  Federal Income Taxes...............................................
  Capital Stock......................................................
  Other..............................................................
  Counsel............................................................
  Independent Auditors...............................................
  Appendix...........................................................  A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Select Funds ("Norwest"), the Board of Trustees of Life & Annuity Trust ("Annuity Trust") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Annuity Trust portfolios to the Funds. Prior to September 17, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Annuity Trust portfolios (the "Consolidation"), the Funds had only nominal assets.

     The Asset Allocation Fund will commence operations on September 17, 1999, as successor to the Asset Allocation Fund of Life & Annuity Trust. The predecessor Life & Annuity Trust Asset Allocation Fund commenced operations on April 15, 1994.

     The Equity Value Fund will commence operations on September 17, 1999, as successor to the Equity Value Fund of Life & Annuity Trust. The predecessor Life & Annuity Trust Stock Fund commenced operations on May 1, 1998.

     The Growth Fund will commence operations on September 17, 1999, as successor to the Growth Fund of Life & Annuity Trust. The predecessor Life & Annuity Trust Growth Fund commenced operations on April 12, 1994.

     The Equity Income Fund will commence operations on September 17, 1999, as successor to the Equity Income Fund of Norwest Select. The predecessor Norwest Select Equity Income Fund commenced operations on May 1, 1996.

     The International Equity Fund will commence operations on September 17,
1999.

     The Money Market Fund will commence operations on September 17, 1999, as successor to the Money Market Fund of Life & Annuity Trust. The predecessor Life & Annuity Trust Money Market Fund commenced operations on May 19, 1994.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

  Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investment in (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities, and (ii) in municipal securities.

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or, with respect to 100% of its assets, the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer. This policy does not restrict a Fund's ability to invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     (3) borrow money except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (4) issue senior securities except to the extent permitted by the 1940 Act, and the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts, or from investing in securities or other instruments backed by physical commodities.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by a vote of a majority of the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder or core/gateway structure, such as the Equity Income Fund, generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

          Each Fund (i) will not hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds [25%] of the Fund's total assets, and
(iii) will not buy call options with a value exceeding [5%] of the Fund's total assets.

     (4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) up to the limits established by and under the 1940 Act, including any exemptive relief obtained thereunder, which limits are currently generally one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. [A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.]

     (5) Each Fund may not make investments for the purpose of exercising control or management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

                               INVESTMENT MODELS

  This section contains supplemental information about the proprietary investment models used by Barclays Global Fund Advisors ("BGFA"), as sub-advisor, to manage the Asset Allocation Fund's portfolio.

  Asset Allocation Model. The portfolio of investments for the Asset Allocation Fund is determined with the assistance of an investment allocation model that selects an optimal mix of assets from among common stocks, U.S. Treasury Bonds and money market instruments in accordance with the long-term investment objective of the Fund. BGFA compares the Asset Allocation Fund's investments daily to the Asset Allocation Model's recommended allocation. The investment model recommends allocations among each asset class in 5% increments only. Any recommended reallocation will be implemented in accordance with trading policies that have been designed to take advantage of market opportunities and to reduce transaction costs. Under current trading policies employed by BGFA, recommended reallocations may be implemented promptly upon receipt of recommendations or may not be acted upon for as long as two or three months thereafter depending on factors such as the percentage change from previous recommendations and the consistency of recommended reallocations over a period of time. In addition, the Asset Allocation Fund generally will invest the net proceeds from the sale of shares of the Fund and will liquidate existing Fund investments to meet net redemption requirements in a manner that best allows the Fund's existing asset allocation to follow that recommended by the Model. Notwithstanding any recommendation of the Model to the contrary, the Asset Allocation Fund will generally maintain at least that portion of its assets in money market instruments reasonably considered necessary to meet redemption requirements. In general, cash maintained for short-term liquidity needs is only invested in U.S. Treasury bills, shares of other mutual funds and repurchase agreements. There is no requirement that the Fund maintain positions in any particular asset class or classes.

  Wells Fargo Bank and BGFA manage other portfolios which also invest in accordance with the Asset Allocation Model. The performance of each of those other portfolios is likely to vary from each other and from the performance of the Fund. Such variation in performance is primarily due to different equilibrium asset mix assumptions used for the various portfolios, timing differences in the implementation of the Model's recommendations and differences in expenses and liquidity requirements.

  The Fund invests the common stock portion of its portfolio in the securities of the S&P 500 Index. There are 500 common stocks, including Wells Fargo & Company stock, that make up the S&P 500 Index. Standard & Poor's Ratings Group ("S&P") occasionally makes changes in the S&P 500 Index based on its criteria for inclusion of stocks in the S&P 500 Index. The S&P 500 Index is market-capitalization-weighted so that each stock in the S&P 500 Index represents its proportion of the total market value of all stocks in the S&P 500 Index. In making its stock investments, the policy of the Asset Allocation Fund is to invest those assets in substantially the same stocks, and in substantially the same percentages, as the S&P 500 Index, including Wells Fargo & Company stock.

  A key component of the Asset Allocation Model is a set of assumptions concerning expected risk and return and investor attitudes toward risk which are incorporated into the asset allocation decision. The principal inputs of financial data to the Asset Allocation Model currently are (i) consensus estimates of the earnings, dividends and payout ratios on a broad cross-section of common stocks as reported by independent financial reporting services which survey a broad cross-section of Wall Street analysts, (ii) the estimated current yield to maturity on new long-term corporate bonds rated "AA" by S&P, (iii) the present yield on money market instruments, (iv) the historical statistical standard deviation in investment return for each class of asset, and (v) the historical statistical correlation of investment returns among the various asset classes in which the Asset Allocation Fund invests. Using this data, the Asset Allocation Model is run daily to determine the recommended asset allocation.

  Although BGFA intends to use the Model as a basis for investment decisions, BGFA may change from time to time the criteria and methods it uses to implement the Model's recommendations if it believes such a change is desirable for the Fund. Nevertheless, Wells Fargo Bank has continuing and exclusive authority over the management of the Fund, the conduct of its affairs and the disposition of the Funds' assets, and Wells Fargo Bank has the right to reject BGFA's investment decisions for the Fund if Wells Fargo Bank determines that any such decision is not consistent with the best interests of the Fund.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

  Asset-Backed Securities. The Equity Value and Growth Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities.

  Bank Obligations. The Equity Value and Equity Income Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

  Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

 These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

  Commercial Paper. The Asset Allocation, Equity Value and Equity Income Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

  Convertible Securities. The Equity Value and Growth Funds may invest in convertible securities that provide current income and are issued by companies that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of each Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more Narrows, such as Moody's Investors Service, Inc. ("Moody's") or S&P, or unrated but determined by the advisor to be of comparable quality.

  Corporate Reorganizations. The Equity Value Fund may invest in securities for which a tender or exchange offer has been made or announced, and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of Wells Fargo Bank, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The principal risk associated with such investments is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

  Custodial Receipts for Treasury Securities. The Equity Value Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by a Fund in such participations will not exceed 5% of the value of that Fund's total assets.

     Emerging Markets. The Growth Fund may invest up to [15%] of its assets in equity securities of companies in "emerging markets." The Fund considers the following factors, among others, in determining which countries have emerging markets: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The Advisor believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

  There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value o securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

     Floating- and Variable-Rate Obligations. The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.
Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

  There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its total net assets in floating-or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

  The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

  Foreign Currency Transactions. The Equity Value Fund may enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward currency exchange contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

  Because the Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

  Investments in foreign securities also involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Investments in foreign securities and forward contracts may also be subject to withholding and other taxes imposed by foreign governments. With respect to certain foreign countries, there is also a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investments in those countries.

  Foreign Obligations. The Funds may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe. Each Fund may not invest 25% or more of its assets in foreign obligations.

  Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

  Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

  Foreign Currency Transactions. The Funds may enter into forward currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S.

dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

  Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

  Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

  Illiquid Securities. The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. Each Fund, except the Money Market Fund, may invest up to 15% of its net assets in illiquid securities. The Money Market Fund may invest up to 10% of its net assets in illiquid securities.

  Loans of Portfolio Securities. Each Fund, except the Money Market Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits imposed by the 1940 Act.

  A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. A Fund will not enter into any security lending arrangement having a duration longer than one year. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with Wells Fargo Bank, Stephens Inc. or any of their affiliates.

  Money Market Instruments and Temporary Investments. The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by Wells Fargo Bank, as investment advisor; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of Wells Fargo Bank, as investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

  Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

  Repurchase Agreements. A Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited. Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% (10% for the Money Market Fund) of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

  Mortgage-Related Securities. The Asset Allocation and Equity Income Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

  Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Corporate Bond Fund may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

  The Fund may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Fund may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of the Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Corporate Bond Fund will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Options Trading. Each Fund, except the Money Market Fund, may purchase or sell options on individual securities or options on indices of securities as described below. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Advisor is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which the Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive

     Other Investment Companies. The Funds may invest in shares of other registered investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is generally limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Privately Issued Securities. The Equity Value and Growth Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The investment advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Short-Term Corporate Debt Instruments. The Asset Allocation Fund may invest in commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     The Fund also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one Year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P.

     Stripped Securities. Each Fund, except the Money Market Fund, may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     Temporary Investments. The Funds may hold a certain portion of its assets in cash or short-term investments in order to maintain adequate liquidity for redemption requests or other cash management needs or for temporary defensive purposes during periods of unusual market volatility. The short-term investments that the Funds may purchase include, among other things, U.S. government obligations, shares of other mutual funds, repurchase agreements, obligations of domestic banks and short-term obligations of foreign banks, corporations and other entities. Some of these short-term investments are described below.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of such Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% (10% for the Money Market Fund) of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Unrated And Downgraded Investments. The Funds may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires an immediate sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association ("GNMA") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA") notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants. The Equity Value and Growth Funds may invest no more than 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Funds may only purchase warrants on securities in which the Fund may invest directly.

     Zero Coupon Bonds. The Equity Value and Equity Income Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations. The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and executive officers of Wells Fargo Variable Trust are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Trustees deemed to be "interested persons" of Wells Fargo Variable Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                             Principal Occupations
Name, Age and Address                       Position         During Past 5 Years
---------------------                       --------         -----------------------------------------------
*Robert C. Brown, 65                        Trustee          Director, Federal Farm Credit Banks Funding
1431 Landings Place                                          Corporation and Farm Credit System Financial
Sarasota, FL 34231                                           Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                     Trustee          Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                         Trustee          Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                          Trustee          Business Associate Professor, Wake Forest
321 Beechcliff Court                                         University, Calloway School of Business and
Winston-Salem, NC  27104                                     Accountancy since 1994; previously Associate
                                                             Professor of Finance.

Peter G. Gordon, 56                         Trustee          Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                     Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                               Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                       Trustee          Private Investor.
31 Dellwood Court
San Rafael, CA  94901
Richard M. Leach, 63                        Trustee          President of Richard M. Leach Associates (a
P.O. Box 1888                                                financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                        Trustee          Private Investor/Real Estate Developer;
Four Beaufain Street                                         Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                        Trustee          Senior Counselor to the public relations firm
500 North State Street                                       of Himle-Horner since January 1995 and Senior
Waseca, MN 56095                                             Fellow at the Humphrey Institute, Minneapolis,
                                                             Minnesota (a public policy organization) since
                                                             January 1995.

Richard H. Blank, Jr., 42                   Chief Operating  Vice President of Stephens Inc.; Director of
                                            Officer,         Stephens Sports Management Inc.; and Director
                                            Secretary and    of Capo Inc.
                                            Treasurer

                              Compensation Table
                              ------------------

                            Aggregate           Total Compensation
                           Compensation         from Registrant and
  Name and Position      from Registrant           Fund Complex
---------------------  --------------------  -------------------------

Robert C. Brown
     Trustee

Donald H. Burkhardt
     Trustee

Jack S. Euphrat
     Trustee

Thomas S. Goho
     Trustee

Peter G. Gordon
     Trustee

W. Rodney Hughes
     Trustee

Richard M. Leach
     Trustee

J. Tucker Morse
     Trustee

Timothy J. Penny
     Trustee

     Each of the Trustees and Officers listed above, act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). Trustees are compensated annually by the Trust and by all the registrants in each fund complex they serve beginning September 17, 1999, and beginning March 26, 1999, receive a per-meeting fee of $250. Trustees also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Trustees and Officers of the Trust serves in the identical capacity as trustees and/or officers of each registered open-end management investment company in the Fund Complex. The Trustees are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of each fund complex.

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor. Each of the Funds is advised by Wells Fargo Bank pursuant to an Advisory Contract. The Advisory Contracts provide that Wells Fargo Bank shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of each Fund. Under the Advisory Contracts, Wells Fargo Bank furnishes to the Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank has agreed to provide to the Funds, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and, in the case of the Corporate Bond Fund, average maturities of the portfolios. As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rate of .55% of each Fund's average daily net assets, with the exceptions of the International Equity Fund, from which Wells Fargo Bank is entitled to receive
 .75% of the Fund's average daily net assets, and the Money Market Fund, from which Wells Fargo Bank is entitled to receive .40% of the Fund's average daily net assets.

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by Wells Fargo Variable Trust's Board of Trustees and (ii) by a majority of the Trustees of Wells Fargo Variable Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Advisors. Wells Capital Management ("WCM") serves as sub-advisor to each Fund, with the exception of the Asset Allocation Fund. As sub-advisor, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets, furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds, and furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request. As compensation for its sub-advisory services for the Equity Value, Growth and Equity Income Funds, WCM is entitled to receive a monthly fee equal to an annual rate of .25% of the first $200 million of the Funds' average daily net assets, .20% of the next $200 million of such Funds' net assets, and .15% of net assets over $400 million. As compensation for sub-advisory services for the International Equity Fund, WCM is entitled to receive a monthly fee equal to an annual rate of .35% of the first $400 million of the Fund's average daily net assets, .25% of the next $400 million of such Fund's net assets, and .15% of net assets over $800 million. As compensation for sub-advisory services for the Money Market Fund, WCM is entitled to receive a monthly fee equal to an annual rate of .05% of the first $1 billion of the Fund's average daily net assets, and .04% of net assets over $1 billion. WCM receives a minimum annual fee from each Fund of $120,000. This minimum annual fee does not increase the advisory fees paid by the Funds to Wells Fargo Bank.

     Barclays Global Fund Advisors ("BGFA") serves as sub-advisor to the Asset Allocation Fund pursuant to a Sub-Advisory Contract (the "Sub-Advisory Contract") among the Trust, Wells Fargo Bank and BGFA. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, BGFA makes recommendations regarding the investment and reinvestment of the Asset Allocation Fund's assets. BGFA is responsible for implementing and monitoring the performance of the Asset Allocation Model employed with respect to this Fund. BGFA furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Fund and such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request. As compensation for its sub-advisory services, BGFA is entitled to receive a monthly fee equal to an annual rate of .15% of the Asset Allocation Fund's average daily net assets.

     General.  Each Fund's Sub-Advisory Contract will continue in effect for
     -------
more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or (ii) by the Trust's Board of Trustees, including a majority of the Trustees of the Trust who are not parties to the Sub-Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Sub-Advisory Contract may be terminated on 60 days written notice by either party and will terminate automatically if assigned.



Portfolio Managers.  [TO BE UPDATED]
------------------

Kelli Hill
WCM

Will manage the Growth Fund upon inception. Ms. Hill joined Wells Fargo Bank in 1987 and manages client portfolios. Prior to joining Wells Fargo Bank, Ms. Hill worked as an institutional equity trader for E.F. Hutton. Ms. Hill holds a B.A. from the University of Southern California in International Relations and Economics and is working toward her chartered financial analyst designation.

Rex Wardlaw
WCM

Will co-manage the Equity Value Fund upon inception. Mr. Wardlaw joined Wells Fargo Bank in 1996 and has eight years of investment experience. Prior to joining Wells Fargo Bank, Mr. Wardlaw was a portfolio manager for First Interstate Bank since 1986. He is the Private Client Services investment manager for the Portland office and is responsible for stock market research in healthcare, basic industries and transportation sectors. He holds an M.B.A. from the University of Oregon and a B.A. from Northwest Nazarene College. Mr. Wardlaw is a chartered financial analyst and a member of the Portland Society of Financial Analysts. He is also a member of the Association for Investment management and Research and the American Association of Individual Investors.

Allen Wisniewski
WCM

Will co-manage the Equity Value Fund upon inception. He also is responsible for managing equity and balanced accounts for high-net-worth individuals and pensions. Mr. Wisniewski joined Wells Fargo Bank in April 1987 with the acquisition of Bank of America's consumer trust services, where he was a portfolio manager. He received his B.A. and M.B.A. in Economics and Finance from the University of California at Los Angeles. He is a member of the Los Angeles Society of Financial Analysts.

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnish office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of 0.15%, of the average daily net assets on an annual basis of each Fund.

     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, each Fund pays Stephens up to 0.25% of the average daily net assets of the Fund as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any

Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Custodian.  Norwest Bank Minnesota, N.A. ("Norwest Bank") acts as Custodian
     ---------
for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive fees as follows: 0.02% of the average daily net assets of each Fund.

     Fund Accountant.  Forum acts as Fund Accountant for the Funds.  The Fund
     ---------------
Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Forum is entitled to receive a fee of [___%.]

     Transfer and Dividend Disbursing Agent.  State Street Bank, acting
     --------------------------------------
through its affiliate Boston Financial Data Services ("BFDS") acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee of [0.04% of the average daily net assets of each such account on an annual basis].

                           PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund may be useful in reviewing the performance of such Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

     Average Annual Total Return: Each Fund may advertise certain total return information. Any Fund advertising would be accompanied by performance information of the related insurance company separate accounts or by an explanation that Fund performance information does not reflect separate account fees and charges. As and to the extent required by the SEC, an average annual total rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula: P(1+T)n = ERV.

     Cumulative Total Return: In addition to the above performance information, the Funds may advertise cumulative total return of shares. Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate which is calculated by combining the income and principal charges for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period which assumes the application of the percentage rate of total return.

     Yield Calculations: The Money Market Fund may advertise certain yield information. Current yield for the Money Market Fund is calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

     The yields for the Money Market Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

     From time to time, and only to the extent the comparison is appropriate for a Fund, Wells Fargo Variable Trust may quote the Fund's performance or price-earning ratio in advertising and other types of literature as compared to the performance of the S&P 500 Index, the Dow Jones Industrial Average, the Wilshire 5000 Equity Index, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), Ten Year U.S. Government Bond Average, S&P's Corporate Bond Yield Averages, Schabacter Investment Management Indices, Salomon Brothers High Grade Bond Index, Lehman Brothers Long-Term High Quality Government/Corporate Bond Index, other managed or unmanaged indices or performance data of bonds, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Managed indices generally do reflect such deductions.

     The Funds' performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance is calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Money Market Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results. Wells Fargo Variable Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential holder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     Wells Fargo Variable Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. ("WCM" formerly, WFIM), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. Wells Fargo Variable Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by its investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of October 31, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $62 billion of assets of individuals, trusts, estates and institutions and $23 billion of mutual fund assets.

     In addition, Wells Fargo Variable Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. Wells Fargo Variable Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     Wells Fargo Variable Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

     Wells Fargo Variable Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the net asset value of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. Wells Fargo Variable Trust may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each of the Funds, except the Money Market Fund, is determined by the custodian of the Fund at 1:00 p.m. (Pacific time) on each day the New York Stock Exchange ("NYSE") is open for trading. Net asset value per share for the Money Market Fund is determined by the custodian at 9:00 a.m. (Pacific time) on each day Wells Fargo Bank is open for business.

     Non-Money Market Funds. Securities for which market quotations are available are valued at latest prices. Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System are valued at last sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government obligations but excluding debt instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts are marked to market daily at their respective settlement prices determined by the relevant exchange. These prices are not necessarily final closing prices but are intended to represent prices prevailing during the final 30 seconds of the trading day. Options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the NYSE, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. In all cases, bid prices are furnished by a reputable independent pricing service approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by Wells Fargo Variable Trust's Trustees and in accordance with procedures adopted by the Trustees.

     Money Market Fund. As indicated under "Investing in the Funds" in the Prospectus, the Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Money Market Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Money Market Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     As indicated in the Prospectus, the Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of Wells Fargo Variable Trust's responsibilities under the 1940 Act.

                            PORTFOLIO TRANSACTIONS

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Purchases and sales of non-equity securities are usually principal transactions. Non-equity securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing non-equity securities transactions consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with Wells Fargo Variable Trust are prohibited from dealing with Wells Fargo Variable Trust as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

     Wells Fargo Variable Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by Wells Fargo Variable Trust's Board of Trustees, Wells Fargo Bank, as advisor, is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of Wells Fargo Variable Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Wells Fargo Bank generally seeks reasonably competitive spreads or commissions.

     In assessing the best overall terms available for any transaction, Wells Fargo Bank considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. As a result, the Fund may pay a broker/dealer which furnishes brokerage and research services a higher commission than that which may be charged by another broker/dealer for effecting the same transaction. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by Wells Fargo Bank and does not reduce the advisory fees payable by a Fund. The Board of Trustees will periodically review the commissions paid by each Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Under Section 28(e) of the Securities Exchange Act of 1934, an advisor shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an advisor must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an advisor with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

     Broker/dealers may furnish statistical, research and other information or services which are deemed to be beneficial to a Fund's investment programs. Research services received from brokers supplement the advisors' own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, market, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

     The outside research assistance may be useful, since the brokers utilized by the funds as a group may follow a broader universe of securities and other matters than the staff of Wells Fargo Bank can follow. In addition, this research may provide Wells Fargo Bank with a diverse perspective on financial markets. Research services which are provided to Wells Fargo Bank by brokers are available for the benefit of all accounts managed or advised by Wells Fargo Bank. It is the opinion of Wells Fargo Bank that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Funds by improving the qualify of Wells Fargo Bank's investment advice. The advisory fees paid by the Funds are not reduced because Wells Fargo Bank may receive such services.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses of a Fund and, accordingly, have a favorable impact on such Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, the Funds bear all costs of their respective operations, including the compensation of Wells Fargo Variable Trust's trustees who are not officers or employees of Wells Fargo Bank or Stephens or any of their affiliates; advisory, shareholder servicing, and administration fees; payments pursuant to any Plans; interest charges; taxes; fees and expenses of independent auditors; legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming Fund shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' or investors' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of the custodian, including those of keeping books and accounts and calculating the net asset value of each Fund; expenses of shareholders' or investors' meetings; expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to a Fund are charged against the respective assets of the Fund. A pro rata portion of the expenses of Wells Fargo Variable Trust are charged against the assets of a Fund.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of the Funds describes generally the tax treatment of the Funds and their shareholders (i.e., the Participating Insurance Companies and their separate accounts). This section of the SAI includes additional information concerning federal income taxes.

     In General. The Trust intends to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     For a Fund to qualify as a regulated investment company under the Code, the following requirements must also be satisfied: (a) at least 90% of the Fund's annual gross income must be derived from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the Fund's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) the Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses; and (c) for taxable years beginning before August 5, 1997, the Fund, in general, must derive less than 30% of its gross income in a taxable year from the sale or other disposition of securities or options thereon held for less than three months.

     Each Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. Although a Fund must ordinarily make such distributions during the taxable year in which it realized the net investment income, in certain circumstances, the Fund may make such distributions in the following taxable year. Furthermore, distributions to a shareholder of record declared in October, November or December of one taxable year and paid by January 31 of the following taxable year are treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax. A 4% non-deductible excise tax will be imposed on each Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Portfolio Investments. Except as provided herein, gains and losses on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract, dealer equity option, or a nonequity option will generally result in a realized capital gain or loss for federal income tax purposes. Such contracts and options held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to
Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Under Section 1256 of the Code, sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund will generally recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse tax federal impact.

     Offsetting positions held by the Funds involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions.
Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the Internal Revenue Service (the "IRS") upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If a Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Income and dividends received by the Fund from sources within foreign countries and gains on the disposition of foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Taxation of a Separate Account of a Participating Insurance Company. Under the Code, the investments of a segregated asset account, such as the separate accounts of the Participating Insurance Companies, must be "adequately diversified" in order for the holders of the VA Contracts or VLI Policies underlying the account to receive the tax-favored tax treatment generally afforded holders of annuities or life insurance policies.

     In general, the investments of a segregated asset account are considered to be "adequately diversified" only if (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. In general, all securities of the same issuer are treated as a single investment for such purposes. However, Treasury Regulations provide a "look-through rule" with respect to a segregated asset account's investments in a regulated investment company for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company. In particular, if the beneficial interests in the regulated investment company are held by one or more segregated asset accounts of one or more insurance companies, and if public access to such regulated investment company is available exclusively through the purchase of a VA Contract or VLI Policy, then a segregated asset account's beneficial interest in the regulated investment company is not treated as a single investment. Instead, a pro rata portion of each asset of the regulated investment company is treated as an asset of the segregated asset account.

     Each Fund intends to satisfy the relevant conditions at all times to enable the corresponding separate accounts to be "adequately diversified."
Accordingly, each separate account of the Participating Insurance Companies will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual holders of the VA Contracts or VLI Policies underlying the separate account will qualify for favorable federal income tax treatment under the Code.

     For information concerning the federal income tax consequences for the holders of VA Contracts and VLI Policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies and should consult their own tax advisors.

     Capital Gain Distributions. Distributions which are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent of the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss, depending on the amount received for the shares (or deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). The amount of tax payable by an individual or corporation, however, may be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Other Matters. Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although each Fund will seek to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Portfolio. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     Wells Fargo Variable Trust, an open-end, management investment company, was organized as a Delaware Business Trust on March 10, 1999. As of the date of this SAI, Wells Fargo Variable Trust's Board of Trustees has authorized the issuance of nine series of shares, each representing an unlimited number of beneficial interests and the Board of Trustees may, in the future, authorize the creation of additional investment portfolios.

     All shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the Shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the shareholders of more than 50% of the outstanding interests of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of Wells Fargo Variable Trust as a whole, means the vote of the lesser of (i) 67% of Wells Fargo Variable Trust's shares represented at a meeting if the shareholders of more than 50% of Wells Fargo Variable Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of Wells Fargo Variable Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Wells Fargo Variable Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, Wells Fargo Variable Trust has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the shareholders of at least 10% of Wells Fargo Variable Trust's outstanding voting shares, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

     Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of Wells Fargo Variable Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Shareholders are not entitled to any preemptive rights. All shares, when issued as described in the Prospectus, will be fully paid and non-assessable by Wells Fargo Variable Trust.

     Set forth below is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of the voting securities of a Fund as a whole.

                      5% OWNERSHIP AS OF NOVEMBER 1, 1998

                            Name And Address          Percentage
          Name of Fund       of Shareholder            of Class       Capacity
          ------------       --------------            --------       ---------
Asset Allocation Fund     American Skandia Life        [____%]         Record
                          P.O. Box 883
                          Shelton, CT 06484

Equity Income             Fortis Benefits              [____%]         Record
                          P.O. Box 64272
                          St. Paul, MN 55164

Equity Value              American Skandia Life        [____%]         Record
                          P.O. Box 883
                          Shelton, CT 06484

Growth                    American Skandia Life        [____%]         Record
                          P.O. Box 883
                          Shelton, CT 06484

Money Market              American Skandia Life        [____%]            Record
                          P.O. Box 883
                          Shelton, CT 06484

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Registration Statement, including the Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for Wells Fargo Variable Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

                                CORPORATE BONDS

     MOODY'S: The four highest ratings for corporate bonds are "Aaa,""Aa","A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate bonds are "AAA,""AA,""A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

                          CORPORATE COMMERCIAL PAPER

     MOODY'S: The highest rating for corporate commercial paper is "P-1" (Prime-
1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for corporate commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                          WELLS FARGO VARIABLE TRUST
                        File Nos. 333-74283; 811-09255

                                    PART C
                               OTHER INFORMATION


Item 23.  Exhibits.
          --------

     Exhibit
     Number                                      Description
     ------                                      -----------

      (a)                     -  Form of Amended and Restated Declaration of
                                 Trust, incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

      (b)                     -  Not applicable.

      (c)                     -  Not applicable.

      (d)(1)                  -  Form of Investment Advisory Contract with Wells
                                 Fargo Bank, N.A., incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

         (2)(i)               -  Form of Sub-Advisory Contract with Barclays
                                 Global Fund Advisors, incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

            (ii)              -  Form of Sub-Advisory Contract with Peregrine
                                 Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

            (iii)             -  Form of Sub-Advisory Contract with Wells
                                 Capital Management, Inc., incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

      (e)                     -  Form of Distribution Agreement along with Form
                                 of Selling Agreement, incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

      (f)                     -  Not applicable.

      (g)(1)                  -  Form of Custody Agreement with Barclays Global
                                 Investors, N.A., incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

         (2)                  -  Form of Custody Agreement with Norwest Bank
                                 Minnesota, N.A., incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

      (h)(1)                  -  Form of Administration Agreement with Wells
                                 Fargo Bank, N.A., incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

         (2)                  -  Form of Fund Accounting Agreement, incorporated
                                 by reference to Post-effective Amendment No. 1, filed June 3, 1999.

         (3)                  -  Form of Transfer Agency and Service Agreement
                                 with Boston Financial Data Services, Inc., incorporated by reference to Post-effective Amendment No. 1, filed June 3, 1999.

         (4)                  -  Form of Participation Agreement, to be filed by
                                 Amendment.

         (i)                  -  Legal Opinion, filed herewith.

     (j)                      -  Not applicable.

     (k)                      -  Not applicable.

     (l)                      -  Not applicable.

     (m)                      -  Rule 12b-1 Plan, incorporated by reference to
                                 Post-effective Amendment No. 1, filed June 3, 1999.

     (n)                      -  Not applicable.

     (o)                      -  Not applicable.


Item 24.  Persons Controlled by or Under
          Common Control with the Fund.
          ----------------------------

          No person is controlled by or under common control with Registrant.


Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its four Funds. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26.  Business and Other Connections
          of Investment Adviser.
          ------------------------------

          Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

          To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position             Principal Business(es) and Address(es)
at Wells Fargo Bank           During at Least the Last Two Fiscal Years
-------------------           -----------------------------------------
H. Jesse Arnelle              Senior Partner of Arnelle, Hastie, McKee,
Director                      Willis & Greene
                              455 Market Street
                              San Francisco, CA 94105

                              Director of FPL Group, Inc.
                              700 Universe Blvd.
                              P.O. Box 14000
                              North Palm Beach, FL 33408

Michael R. Bowlin             Chairman of the Board, Chief Executive Officer,
                              Chief Operating Officer and President of Atlantic
                              Richfield Co. (ARCO)
                              Highway 150
                              Santa Paula, CA 93060

Edward Carson                 Chairman of the Board and Chief Executive Officer
                              of First Interstate Bancorp
                              633 West Fifth Street
                              Los Angeles, CA 90071

                              Director of Aztar Corporation
                              2390 East Camelback Road  Suite 400
                              Phoenix, AZ 85016

                              Director of Castle & Cook, Inc.
                              10900 Wilshire Blvd.
                              Los Angeles, CA 90024

William S. Davila             President and Director of The Vons Companies, Inc.
Director                      618 Michillinda Avenue
                              Arcadia, CA 91007

                              Officer of Western Association of Food Chains 825 Colorado Blvd. #203
                              Los Angeles, CA 90041

Rayburn S. Dezember           Director of CalMat Co.
Director                      3200 San Fernando Road
                              Los Angeles, CA 90065

                              Director of Tejon Ranch Co.
                              P.O. Box 1000
                              Lebec, CA 93243

                              Director of Turner Casting Corp.
                              P.O. Box 1099
                              Cudahy, CA 90201

                              Director of The Bakersfield Californian
                              P.O. Box 440
                              1707 I Street
                              Bakersfield, CA 93302

                              Director of Kern County Economic Development Corp. P.O. Box 1229
                              2700 M Street, Suite 225
                              Bakersfield, CA 93301

                              Chairman of the Board of Trustees of Whittier College
                              13406 East Philadelphia Avenue
                              P.O. Box 634
                              Whittier, CA 90608

Paul Hazen                    Chairman of the Board of Directors
Chairman of the               and Chief Executive Officer of
Board of Directors            Wells Fargo & Company
                              420 Montgomery Street
                              San Francisco, CA 94105

                              Director of Pacific Telesis Group
                              130 Kearny Street
                              San Francisco, CA 94108

                              Director of Phelps Dodge Corp.
                              2600 North Central Avenue
                              Phoenix, AZ 85004

                              Director of Safeway Inc.
                              Fourth and Jackson Streets
                              Oakland, CA 94660

Robert K. Jaedicke            Accounting Professor and Dean Emeritus of
Director                      Graduate School of Business, Stanford University
                              Stanford, CA 94305

                              Director of Homestake Mining Co.
                              650 California Street
                              San Francisco, CA 94108

                              Director of California Water Service Company
                              1720 North First Street
                              San Jose, CA 95112

                              Director of Boise Cascade Corp.
                              1111 West Jefferson Street
                              P.O. Box 50
                              Boise, ID 83728

                              Director of Enron Corp.
                              1400 Smith Street
                              Houston, TX 77002

                              Director of GenCorp, Inc.
                              175 Ghent Road
                              Fairlawn, OH 44333

Thomas L. Lee              Chairman and Chief Executive Officer
                           of The Newhall Land and Farming Company
                           10302 Avenue 7 1-2
                           Firebaugh, CA 93622

                           Director of Calmat Co.
                           501 El Charro Rod
                           Pleasanton, CA 94588

                           Director of the Los Angeles Area Chamber of Commerce

                           Director of First Interstate Bancorp
                           633 West Fifth Street
                           Los Angeles, CA 90071

Ellen M. Newman            President of Ellen Newman Associates
Director                   323 Geary Street,  Suite 507
                           San Francisco, CA 94102

                           Chair of Board of Trustees of
                           University of California at San Francisco Foundation 250 Executive Park Blvd., Suite 2000
                           San Francisco, CA 94143

                           Director of American Conservatory Theater
                           30 Grant Avenue
                           San Francisco, CA 94108

                           Director of California Chamber of Commerce
                           1201 K Street, 12th Floor
                           Sacramento, CA 95814

Philip J. Quigley          Chairman, Chief Executive Officer and
Director                   Director of Pacific Telesis Group
                           130 Kearney Street, Rm. 3700
                           San Francisco, CA 94108

                           Director of Varian Associates
                           3050 Hansen Way
                           P.O. Box 10800
                           Palo Alto, CA 94303

Carl E. Reichardt          Director of Ford Motor Company
Director                   The American Road
                           Dearborn, MI 48121

                           Director of Hospital Corporation of America,
                           HCA-Hospital Corp. of America
                           One Park Plaza
                           Nashville, TN 37203

                           Director of Pacific Gas and Electric Company
                           77 Beale Street
                           San Francisco, CA 94105

                           Director of Newhall Management Corporation
                           23823 Valencia Blvd.
                           Valencia, CA 91355

Donald B. Rice             President, Chief Operating Officer and Director of
Director                   Teledyne, Inc.
                           2049 Century Park East
                           Los Angeles, CA 90067

                           Director of Vulcan Materials Company
                           One Metroplex Drive
                           Birmingham, AL 35209

                           Retired Secretary of the Air Force

Richard J. Stegemeier      Chairman (Emeritus) of Unocal Corp
                           44141 Yucca Avenue
                           Lancaster, CA 93534

                           Director of Foundation Health Corporation
                           166 4th
                           Fort Irwin, CA 92310

                           Director of Halliburton Company
                           3600 Lincoln Plaza
                           500 North Alcard Street
                           Dallas, TX 75201

                           Director of Northrop Grumman corp.
                           1840 Century Park East
                           Los Angeles, CA 90067

                           Director of Outboard Marine Corporation
                           100 Seahorse Drive
                           Waukegan, IL 60085

                           Director of Pacific Enterprises
                           555 West Fifth Street  Suite 2900
                           Los Angeles, CA 90031

                           Director of First Interstate Bancorp
                           633 West Fifth Street
                           Los Angeles, CA 90071

Susan G. Swenson           President and Chief Executive Officer of Cellular One
Director                   651 Gateway Blvd.
                           San Francisco, CA 94080

David M. Tellep            Chairman of the Board of Directors and
                           Chief Executive Officer of Lockheed Martin Corp.
                           6801 Rockledge Drive
                           Bethesda, MD 20817

                           Director of Edison International and
                           Southern California Edison Company
                           2244 Walnut Grove Ave.
                           Rosemead, CA 91770

                           Director of First Interstate Bancorp
                           633 West Fifth Street
                           Los Angeles, CA 90071

Chang-Lin Tien             Chancellor of University of California at Berkeley
Director                   UC at Berkeley
                           Berkeley, CA 94720

John A. Young              President, Director and Chief Executive Officer of
Director                   Hewlett-Packard Company
                           3000 Hanover Street
                           Palo Alto, CA 94304

                           Director of Chevron Corporation
                           225 Bush Street
                           San Francisco, CA 94104

William F. Zuendt          President and Chief Operating Officer of
President                  Wells Fargo & Company
                           420 Montgomery Street
                           San Francisco, CA 94105

                           Director of 3Com Corp.
                           5400 Bayfront Plaza
                           P.O. Box 58145
                           Santa Clara, CA  95052

                           Director of MasterCard International
                           888 Seventh Avenue
                           New York, NY 10106

                           Trustee of Golden Gate University
                           536 Mission Street
                           San Francisco, CA 94163


          Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), serves as sub-adviser to the Asset Allocation and U.S. Government Allocation Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies.

          The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Asset Allocation and U.S. Government Allocation Funds, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. With the exception of Irving Cohen, each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position                  Principal Business(es) During at
at BGFA                            Least the Last Two Fiscal Years
-------                            -------------------------------

Frederick L.A. Grauer              Director of BGFA and Co-Chairman and
Director                           Director of BGI
                                   45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                      Director of BGFA and C-Chairman and
Director                           Director of BGI
                                   45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint                   Chairman of the Board of Directors of BGFA
Chairman and Director              and Chief Executive Officer of BGI
                                   45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher                  Chief Financial Officer of BGFA and BGI
Chief Financial Officer            since May 1997
                                   45 Fremont Street, San Francisco, CA 94105
                                   Managing Director and Principal Accounting
                                   Officer at Bankers Trust Company from 1988
                                   - 1997
                                   505 Market Street, San Francisco, CA  94105


Item 27.  Principal Underwriters.
          ----------------------

              (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and Wells Fargo Variable Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust and is the exclusive placement agent for Master Investment Portfolio, all of which are registered open-end management investment companies.

              (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

              (c)  Not applicable.


Item 28.  Location of Accounts and Records.
          --------------------------------

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

              (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

               (c) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, to the Asset Allocation and U.S. Government Allocation Funds at 45 Fremont Street, San Francisco, California 94105.

               (d) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.


Item 29.  Management Services.
          -------------------

               Other than as set forth under the captions "Organization and Management of the Funds"" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.  Undertakings.  Not applicable.
          ------------

                                  SIGNATURES
                                  ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 10th day of June, 1999.


                              WELLS FARGO VARIABLE TRUST


                              By /s/ Richard H. Blank, Jr.
                                 -------------------------
                                 Richard H. Blank, Jr.
                                 Secretary and Treasurer
                                 (Principal Financial Officer)

       Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment No. 2 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                        Title                              Date
---------                        -----                              ----

           *                     Trustee
________________________
Robert C. Brown

           *                     Trustee
________________________
Donald H. Burkhardt

           *                     Trustee
________________________
Jack S. Euphrat

           *                     Trustee
________________________
Thomas S. Goho

           *                     Trustee
________________________
Peter G. Gordon

           *                     Trustee
________________________
W. Rodney Hughes

           *                     Trustee
________________________
Richard M. Leach

           *                     Trustee
________________________
J. Tucker Morse

           *                     Trustee
________________________
Timothy J. Penny

 /s/ Richard H. Blank, Jr.       Secretary and Treasurer           6/10/99
--------------------------
Richard H. Blank, Jr.            (Principal Financial Officer)


*By: /s/ Richard H. Blank, Jr.
    ---------------------------
    Richard H. Blank, Jr.
    As Attorney-in-Fact
    June 10, 1999

                          WELLS FARGO VARIABLE TRUST
                        FILE NOS. 333-74283; 811-09255

                                 EXHIBIT INDEX


Exhibit Number                  Description

EX-99.B(i)             Opinion and Consent of Counsel